American Funds Insurance Series® Prospectus Supplement December 1, 2017 (for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses each dated May 1, 2017)

1. With the respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the first paragraph under the heading “Principal investment strategies” in the Global Small Capitalization Fund summary portion of the prospectus is amended in its entirety to read as follows:

Principal investment strategies Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

2. The information under the heading “Portfolio managers” in the “Management” section of the Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark L. Casey	Less than 1 year	Partner – Capital World Investors
Michael T. Kerr	12 years	Partner – Capital World Investors
Andraz Razen	4 years	Partner – Capital World Investors
Martin Romo	1 year	Partner – Capital World Investors
Alan J. Wilson	3 years	Partner – Capital World Investors

3. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the Capital Income Builder summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	3 years	Partner – Capital Fixed Income Investors
Gerald Du Manoir	Less than 1 year	Partner – Capital International Investors
Steven T. Watson	Less than 1 year	Partner – Capital International Investors
Philip Winston	3 years	Partner – Capital International Investors

4. The information under the heading “Portfolio managers” in the “Management” section of the High-Income Bond Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Thomas H. Chow	2 years	Vice President – Capital Fixed Income Investors
David A. Daigle	8 years	Partner – Capital Fixed Income Investors
Shannon Ward	1 year	Vice President – Capital Fixed Income Investors

5. With the respect to the Class 1, Class 1A, Class 2, and Class 4 shares prospectuses only, the section captioned “Global Small Capitalization Fund” in the “Investment objectives, strategies and risks” section of the prospectus is amended in its entirety to read as follows:

Global Small Capitalization Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ written notice to shareholders. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

6. The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 32 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 12 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 31 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 17 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 30 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 18 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years International Growth and Income Fund — 9 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 20 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 12 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 30 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 6 years
Pramod Atluri	Vice President – Capital Fixed Income Investors Investment professional for 19 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 1 year
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 8 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 17 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 3 years Mortgage Fund — 3 years U.S. Government/AAA-Rated Securities Fund — 2 years
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 38 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 6 years Global Bond Fund — 2 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 10 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 23 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 4 years
Mark L. Casey	Partner – Capital World Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — Less than 1 year (plus 11 years of prior experience as an investment analyst for the fund)
Thomas H. Chow	Vice President – Capital Fixed Income Investors Investment professional for 28 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 2 years
Patrice Collette	Partner – Capital World Investors Investment professional for 23 years in total, 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 8 years
Global Bond Fund — 2 years
High-Income Bond Fund — 8 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 33 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 5 years (plus 14 years of prior experience as an investment analyst for the fund)
Gerald Du Manoir	Partner – Capital International Investors Investment professional for 27 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Paul Flynn	Partner – Capital World Investors Investment professional for 21 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — Less than 1 year Global Balanced Fund — 4 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 14 years Growth-Income Fund — 11 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 25 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
New World Fund — Less than 1 year (plus 13 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 3 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 5 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 29 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 10 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Bond Fund — 11 years
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 44 years in total; 42 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years Growth-Income Fund — 23 years (plus 5 years of prior experience as an investment analyst for the fund)
Michael T. Kerr	Partner – Capital World Investors Investment professional for 34 years in total; 32 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 12 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 4 years (plus 10 years of prior experience as an investment analyst for the fund)
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 22 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 5 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 19 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 9 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 10 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 10 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 9 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 25 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 6 years U.S. Government/AAA-Rated Securities Fund — 7 years
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 41 years in total; 37 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 11 years Ultra-Short Bond Fund — 1 year
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 30 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 5 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 6 years
Global Bond Fund — 4 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 19 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years (plus 9 years of prior experience as an investment analyst for the fund)
John R. Queen	Vice President – Capital Fixed Income Investors Investment professional for 26 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 1 year
Andraz Razen	Partner – Capital World Investors Investment professional for 19 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 4 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 9 years
William L. Robbins	Partner – Capital International Investors Investment professional for 25 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 5 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth Fund — 1 year (plus 15 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 8 years (plus 1 year of prior experience as an investment analyst for the fund)
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 8 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — Less than 1 year
James Terrile	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 5 years
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 17 years in total; 6 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 2 years
Shannon Ward	Vice President – Capital Fixed Income Investors Investment professional for 25 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
Steven T. Watson	Partner – Capital International Investors Investment professional for 30 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Gregory W. Wendt	Partner – Capital Research Global Investors Investment professional for 30 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 5 years (plus 14 years of prior experience as an investment analyst for the fund)
Alan J. Wilson	Partner – Capital World Investors Investment professional for 32 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years
Philip Winston	Partner – Capital International Investors Investment professional for 32 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 3 years

Keep this supplement with your prospectus.

Lit. No. INA8BS-035-1217O CGD/8024-S64192

American Funds Insurance Series®

Statement of Additional

Information Supplement

December 1, 2017

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2017)

1. The first bullet point under the heading “Equity securities” in the “Certain investment limitations and guidelines” section covering the Global Small Capitalization Fund is amended in its entirety to read as follows:

·	Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

2. The paragraph capitioned “Investing in smaller capitalization stocks” in the “Description of certain securities, investment techniques and risks” section is amended in its entirety to read as follows:

Investing in smaller capitalization stocks — Certain funds may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

3. The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended with respect to the funds listed below only as follows. Except as noted below, footnotes to the table remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Growth Fund
Mark L. Casey	1	$79.7	None		None
Michael T. Kerr	3	$326.3	None		None
Andraz Razen	1	$29.3	None		None
Martin Romo	3	$227.2	None		None
Alan J. Wilson	3	$332.4	None		None
Capital Income Builder
David J. Betanzos	5	$47.0	None		None
Gerald Du Manoir	6	$2.0	10	$3.94	662[5]	$15.72
Steven T. Watson[6]	5	$197.9	7	$3.53	570[8]	$8.73
Philip Winston	7	$103.2	8	$3.88	602[7]	$17.92
High-Income Bond Fund
Thomas H. Chow	1	$16.9	None		None
David A. Daigle	5	$153.8	2	$0.82	2	$0.40
Shannon Ward	2	$127.0	1	$0.05	None

[6]	Information is as of October 31, 2017.
[8]	The advisory fee of one of these accounts (representing $0.03 billion in total assets) is based partially on its investment results.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-039-1217O CGD/8024-S64197

American Funds Insurance Series® Portfolio SeriesSM Prospectus Supplement December 1, 2017 (for Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2 shares prospectuses dated May 1, 2017)

The section captioned “Global Small Capitalization Fund” under the heading “Underlying funds – Growth funds” in the “Information regarding the underlying funds” section of the prospectus is amended in its entirety to read as follows:

Global Small Capitalization Fund The fund’s investment objective is to provide long-term growth of capital.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

Keep this supplement with your prospectus.

Lit. No. INS8BS-005-1217O CGD/8024-S64191

American Funds Insurance Series® Portfolio SeriesSM

Statement of Additional

Information Supplement

December 1, 2017

(for Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2 shares statement of additional information dated May 1, 2017)

The paragraph under the heading “Investing in smaller capitalization stocks” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information is amended in its entirety to read as follows:

Investing in smaller capitalization stocks — An underlying fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. An underlying fund that emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards) can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The underlying funds determine relative market capitalizations using U.S. standards. Accordingly, an underlying fund’s investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Keep this supplement with your statement of additional information.

Lit. No. INS8BS-006-1217O CGD/8024-S64196